THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

                              CARILLON LIFE ACCOUNT
                              ("Separate Account")

                                 Supplement to:
                               Executive Edge VUL
                        Prospectus Dated November 5, 2007

                          Supplement Dated May 1, 2010


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                    The Alger Portfolios                                  Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                        American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I               Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                 Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I                         Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
              Calvert Variable Products, Inc.*                       Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Balanced Index Portfolio - Summit Investment         Index:  60% S&P 500 Index; 40% Barclays Capital
Partners, Inc. ("Summit")                                       Aggregate Bond Index.
(Summit Balanced Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio      Index:  Barclays Capital Aggregate Bond Index.
- Summit
(Summit Barclays Capital Aggregate Bond Index Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio - World Asset     Index:  MSCI EAFE Index.
Management, Inc.
(Summit EAFE International Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit          Current income.
(Summit Inflation Protected Plus Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Aggressive Portfolio - Summit              Capital growth; investment income is secondary.
(Summit Lifestyle ETF Market Strategy Aggressive Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Conservative Portfolio - Summit            Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Conservative
Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Lifestyle Moderate Portfolio - Summit                Capital growth, investment income is secondary.
(Summit Lifestyle ETF Market Strategy Target Portfolio
prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                  Index:  Nasdaq 100 Index.
(Summit Nasdaq-100 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                 Capital growth.
(Summit Natural Resources Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio - Summit      Index:  Russell 2000 Index.
(Summit Russell 2000 Small Cap Index Portfolio prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                     Index:  S&P 500 Index.
(Summit S&P 500 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio - Summit              Index:  S&P MidCap 400 Index.
(Summit S&P MidCap 400 Index Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser        Long-term capital appreciation
(Summit Zenith Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------

                                       1

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                     Long-term income.
(CVS Calvert Income Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset             Long-term capital appreciation.
Management, Inc.
(Ameritas Small Capitalization Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital               Capital growth.
Management Company, LLC
CVS Calvert Social Equity Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment       Long-term capital appreciation; current income is
Management, Inc.                                                secondary.
(Ameritas Core Strategies Portfolio prior to 5/1/10)
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                       Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS International VIP Portfolio, Class A                        Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A           Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                      Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                         Money market.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class (1,2,3)  Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class (1,2,3)  Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (1,2)      Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (1,2,3)        Long-term growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity
   International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and
   (3) Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                                 Invesco Advisers, Inc.
             (Invesco Variable Insurance Funds)
 (The portfolios listed below were AIM portfolios prior to
5/1/10)
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund, Series I                Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco        Total return through growth of capital and current
Asset Management Limited                                        income.
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
               MFS(R) Variable Insurance Trust                        Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series, Initial Class                             Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series, Initial Class                        Total return with emphasis on high current income,
                                                                but also considering capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                    Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class             Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                       Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                          Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                      Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                 Capital growth.
--------------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares          Total return.
--------------------------------------------------------------------------------------------------------------------
               PIMCO Variable Insurance Trust                        Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class              Total return.
--------------------------------------------------------------------------------------------------------------------
                 Seligman Portfolios, Inc.                             J. & W. Seligman & Co. Incorporated
--------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2      Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2                   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                     Seeks long-term capital growth. Income is a
                                                                secondary objective.
--------------------------------------------------------------------------------------------------------------------

                                       2

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                   Above-average total return over a market cycle of
                                                                three to five years.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I                  Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                         Above-average current income and long-term capital
                                                                appreciation.
--------------------------------------------------------------------------------------------------------------------
* The Fund is part of and its investment adviser and Summit are subsidiaries of the UNIFI Mutual Holding Company
("UNIFI"), the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for the Funds.

Please see the respective portfolio prospectuses, which accompany this supplement, for more information.

2. The following paragraph is added to your prospectus Separate Account section:

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information.

3. References to Rule 12h-7 are deleted and replaced with the following text:

     Union Central relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

4. Any references to IMSA membership are deleted.

5. The Model Asset Allocation section of your prospectus is deleted and replaced with the following:

         Asset Allocation Program

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("SIA"). These recommendations are offered to you through an agreement between Union Central and SIA. The Program consists of five models, ranging from aggressive to conservative. SIA provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

     To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by SIA. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon SIA's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

         Potential Conflicts of Interest
         AIC and SIA may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. SIA is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of the Separate Account's Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV
Part II which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

6. The Model Asset Allocation section of your Statement of Additional Information is deleted and replaced with the following:

                            ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("SIA"), a registered investment advisor, which, like Ameritas, is wholly owned by AHC and ultimately by UNIFI. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, SIA performs an optimization analysis to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. SIA may also choose passively managed index investment options to optimize returns for a given risk profile. SIA's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, SIA looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. SIA avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and SIA may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Partners, Inc. ("Summit"), also an affiliate of ours. CAMCO and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models. Neither AIC nor we dictate to SIA the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). SIA may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CAMCO and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

7. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.900% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2011. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
------------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXCEL EDGE                       $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                   $3,500 ANNUAL PREMIUM                  DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                   USING CURRENT CHARGES               CASH VALUE ACCUMULATION TEST
------------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                      ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- --------------------------------- ---------------------------------- ---------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      --------------------------------- ---------------------------------- ---------------------------------
   YEAR      12% Gross    6% Gross  0% Gross   12% Gross    6% Gross   0% Gross   12% Gross   6% Gross   0% Gross
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    1           300,000   300,000    300,000        3,246      3,061      2,877       2,616      2,431      2,246
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    2           300,000   300,000    300,000        6,751      6,183      5,638       6,120      5,553      5,007
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    3           300,000   300,000    300,000       10,522      9,351      8,268       9,892      8,720      7,638
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    4           300,000   300,000    300,000       14,605     12,581     10,784      13,975     11,951     10,154
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    5           300,000   300,000    300,000       19,042     15,888     13,198      18,412     15,258     12,567
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    6           300,000   300,000    300,000       23,855     19,259     15,495      23,288     18,692     14,927
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    7           300,000   300,000    300,000       29,090     22,704     17,683      28,585     22,200     17,179
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    8           300,000   300,000    300,000       34,803     26,239     19,776      34,362     25,798     19,335
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    9           300,000   300,000    300,000       41,076     29,895     21,802      40,697     29,517     21,424
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    10          300,000   300,000    300,000       47,957     33,671     23,753      47,642     33,355     23,438
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    15          300,000   300,000    300,000       97,219     56,570     33,767      97,219     56,570     33,767
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    20          405,824   300,000    300,000      180,788     86,921     44,246     180,788     86,921     44,246
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    25          613,563   300,000    300,000      315,773    123,879     52,103     315,773    123,879     52,103
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    30          905,230   300,000    300,000      531,868    169,036     56,104     531,868    169,036     56,104
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    35        1,325,035   339,680    300,000      875,460    224,429     54,299     875,460    224,429     54,299
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    40        1,941,820   397,501    300,000    1,418,723    290,420     43,179   1,418,723    290,420     43,179
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    45        2,869,429   465,044    300,000    2,272,725    368,337     15,474   2,272,725    368,337     15,474
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    50        4,272,984   544,473          0    3,610,739    460,088          0   3,610,739    460,088          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    55        6,433,452   640,838          0    5,702,808    568,058          0   5,702,808    568,058          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    60        9,697,656   751,555          0    9,023,510    699,310          0   9,023,510    699,310          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
 Age 100     13,542,852   855,986          0   13,280,692    839,416          0  13,280,692    839,416          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-2

------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
------------------------------------------------------------------------------------------------------------------
        MALE ISSUE AGE: 36                         EXCEL EDGE                      $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                   $3,500 ANNUAL PREMIUM                   DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                  USING GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- --------------------------------- ---------------------------------- ---------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      --------------------------------- ---------------------------------- ---------------------------------
   YEAR      12% Gross   6% Gross  0% Gross    12% Gross   6% Gross   0% Gross   12% Gross   6% Gross   0% Gross
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    1           300,000    300,000    300,000       2,717      2,551       2,384       2,087      1,920      1,754
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    2           300,000    300,000    300,000       5,846      5,340       4,855       5,216      4,710      4,225
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    3           300,000    300,000    300,000       9,223      8,180       7,218       8,593      7,550      6,588
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    4           300,000    300,000    300,000      12,882     11,080       9,482      12,251     10,450      8,852
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    5           300,000    300,000    300,000      16,849     14,040      11,646      16,219     13,410     11,015
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    6           300,000    300,000    300,000      21,150     17,055      13,702      20,583     16,488     13,135
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    7           300,000    300,000    300,000      25,807     20,117      15,642      25,303     19,612     15,138
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    8           300,000    300,000    300,000      30,865     23,231      17,470      30,424     22,789     17,029
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    9           300,000    300,000    300,000      36,392     26,426      19,214      36,013     26,048     18,835
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    10          300,000    300,000    300,000      42,428     29,696      20,862      42,113     29,381     20,547
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    15          300,000    300,000    300,000      86,044     49,771      29,466      86,044     49,771     29,466
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    20          353,116    300,000    300,000     157,307     72,492      34,657     157,307     72,492     34,657
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    25          522,794    300,000    300,000     269,058     97,028      34,266     269,058     97,028     34,266
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    30          747,872    300,000    300,000     439,413    121,947      24,344     439,413    121,947     24,344
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    35        1,049,602    300,000          0     693,479    144,646           0     693,479    144,646          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    40        1,454,928    300,000          0   1,062,992    159,572           0   1,062,992    159,572          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    45        2,004,778    300,000          0   1,587,880    152,569           0   1,587,880    152,569          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    50        2,750,692    300,000          0   2,324,378     74,967           0   2,324,378     74,967          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    55        3,773,301          0          0   3,344,769          0           0   3,344,769          0          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
    60        5,184,306          0          0   4,823,912          0           0   4,823,912          0          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------
 Age 100      6,689,994          0          0   6,560,490          0           0   6,560,490          0          0
----------- ------------ --------- ---------- ------------ ---------- ---------- ----------- ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-3

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
        MALE ISSUE AGE: 36                         EXCEL EDGE                      $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                   $3,500 ANNUAL PREMIUM                    DEATH BENEFIT OPT B
       VARIABLE INVESTMENT                   USING CURRENT CHARGES                CASH VALUE ACCUMULATION TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- --------------------------------- ---------------------------------- ----------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      ---------------------------------- --------------------------------- ----------------------------------
   YEAR      12% Gross    6% Gross   0% Gross   12% Gross   6% Gross   0% Gross   12% Gross    6% Gross   0% Gross
----------- ------------ ---------- ---------- ----------- ---------- ---------- -----------  ---------- ----------
    1           303,241    303,056    302,872       3,241      3,056      2,872        2,611      2,426      2,242
----------- ------------ ---------- ---------- ----------- ---------- ---------- -----------  ---------- ----------
    2           306,670    306,106    305,564       6,670      6,106      5,564        6,039      5,475      4,933
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    3           310,312    309,153    308,084      10,312      9,153      8,084        9,682      8,523      7,454
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    4           314,178    312,189    310,426      14,178     12,189     10,426       13,548     11,559      9,795
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    5           318,300    315,222    312,601      18,300     15,222     12,601       17,670     14,592     11,970
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    6           322,689    318,236    314,596      22,689     18,236     14,596       22,122     17,669     14,029
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    7           327,402    321,260    316,444      27,402     21,260     16,444       26,898     20,756     15,940
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    8           332,459    324,283    318,136      32,459     24,283     18,136       32,018     23,842     17,694
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    9           337,989    327,393    319,759      37,989     27,393     19,759       37,611     27,015     19,381
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    10          344,026    330,583    321,306      44,026     30,583     21,306       43,711     30,268     20,991
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    15          389,047    351,736    330,920      89,047     51,736     30,920       89,047     51,736     30,920
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    20          465,329    379,624    340,974     165,329     79,624     40,974      165,329     79,624     40,974
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    25          588,773    411,859    347,854     288,773    111,859     47,854      288,773    111,859     47,854
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    30          830,294    447,545    349,954     487,840    147,545     49,954      487,840    147,545     49,954
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    35        1,218,118    484,615    344,949     804,819    184,615     44,949      804,819    184,615     44,949
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    40        1,787,568    518,920    329,306   1,306,024    218,920     29,306    1,306,024    218,920     29,306
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    45        2,643,693    542,570          0   2,093,932    242,570          0    2,093,932    242,570          0
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    50        3,938,871    542,328          0   3,328,408    242,328          0    3,328,408    242,328          0
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    55        5,932,334    497,133          0   5,258,602    197,133          0    5,258,602    197,133          0
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
    60        8,944,116    379,879          0   8,322,353     79,879          0    8,322,353     79,879          0
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------
 Age 100     12,538,179          0          0  12,238,179          0          0   12,238,179          0          0
----------- ------------ ---------- ---------- ----------- ---------- ---------- ------------ ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-4

-------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                        VARIABLE UNIVERSAL LIFE INSURANCE
-------------------------------------------------------------------------------------------------------------------
        MALE ISSUE AGE: 36                         EXCEL EDGE                       $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                    $3,500 ANNUAL PREMIUM                  DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                  USING GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
-------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- --------------------------------- ---------------------------------- ----------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      ---------------------------------- ---------------------------------- ---------------------------------
   YEAR      12% Gross    6% Gross   0% Gross   12% Gross   6% Gross   0% Gross    12% Gross   6% Gross   0% Gross
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    1           302,712    302,545    302,379       2,712      2,545       2,379       2,082      1,915      1,749
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    2           305,765    305,263    304,781       5,765      5,263       4,781       5,135      4,632      4,150
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    3           309,013    307,984    307,035       9,013      7,984       7,035       8,383      7,354      6,405
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    4           312,458    310,691    309,126      12,458     10,691       9,126      11,827     10,061      8,496
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    5           316,115    313,381    311,054      16,115     13,381      11,054      15,484     12,751     10,423
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    6           319,996    316,042    312,811      19,996     16,042      12,811      19,429     15,475     12,244
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    7           324,138    318,686    314,413      24,138     18,686      14,413      23,634     18,182     13,909
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    8           328,544    321,291    315,842      28,544     21,291      15,842      28,102     20,849     15,401
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    9           333,329    323,940    317,182      33,329     23,940      17,182      32,950     23,561     16,804
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    10          338,519    326,622    318,424      38,519     26,622      18,424      38,203     26,307     18,109
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    15          377,806    344,910    326,602      77,806     44,910      26,602      77,806     44,910     26,602
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    20          438,651    364,057    330,863     138,651     64,057      30,863     138,651     64,057     30,863
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    25          531,891    381,251    328,794     231,891     81,251      28,794     231,891     81,251     28,794
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    30          673,873    391,117    316,483     373,873     91,117      16,483     373,873     91,117     16,483
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    35          890,081    383,401          0     588,083     83,401           0     588,083     83,401          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    40        1,237,384    338,998          0     904,051     38,998           0     904,051     38,998          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    45        1,708,883          0          0   1,353,517          0           0   1,353,517          0          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    50        2,348,241          0          0   1,984,300          0           0   1,984,300          0          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    55        3,224,549          0          0   2,858,339          0           0   2,858,339          0          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
    60        4,431,018          0          0   4,122,990          0           0   4,122,990          0          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------
 Age 100      5,421,360          0          0   5,121,360          0           0   5,121,360          0          0
----------- ------------ ---------- ---------- ----------- ---------- ----------- ----------- ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-5

--------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
        MALE ISSUE AGE: 36                           EXCEL EDGE                       $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM                   DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                     USING CURRENT CHARGES                   GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- ---------------------------------- ---------------------------------- ----------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      ---------------------------------- ---------------------------------- ----------------------------------
   YEAR      12% Gross    6% Gross   0% Gross   12% Gross    6% Gross   0% Gross   12% Gross    6% Gross   0% Gross
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    1           300,000    300,000    300,000        3,246      3,061      2,877        2,616      2,431      2,246
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    2           300,000    300,000    300,000        6,751      6,183      5,638        6,120      5,553      5,007
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    3           300,000    300,000    300,000       10,522      9,351      8,268        9,892      8,720      7,638
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    4           300,000    300,000    300,000       14,605     12,581     10,784       13,975     11,951     10,154
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    5           300,000    300,000    300,000       19,042     15,888     13,198       18,412     15,258     12,567
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    6           300,000    300,000    300,000       23,855     19,259     15,495       23,288     18,692     14,927
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    7           300,000    300,000    300,000       29,090     22,704     17,683       28,585     22,200     17,179
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    8           300,000    300,000    300,000       34,803     26,239     19,776       34,362     25,798     19,335
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    9           300,000    300,000    300,000       41,076     29,895     21,802       40,697     29,517     21,424
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    10          300,000    300,000    300,000       47,957     33,671     23,753       47,642     33,355     23,438
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    15          300,000    300,000    300,000       97,232     56,570     33,767       97,232     56,570     33,767
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    20          300,000    300,000    300,000      181,469     86,921     44,246      181,469     86,921     44,246
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    25          418,260    300,000    300,000      321,739    123,905     52,103      321,739    123,905     52,103
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    30          663,620    300,000    300,000      553,017    169,210     56,104      553,017    169,210     56,104
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    35        1,073,059    300,000    300,000      933,095    225,954     54,299      933,095    225,954     54,299
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    40        1,640,173    315,421    300,000    1,562,069    300,401     43,179    1,562,069    300,401     43,179
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    45        2,732,210    415,416    300,000    2,602,105    395,634     15,474    2,602,105    395,634     15,474
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    50        4,516,287    538,531          0    4,301,225    512,887          0    4,301,225    512,887          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    55        7,402,740    687,911          0    7,050,228    655,153          0    7,050,228    655,153          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    60       11,646,170    839,161          0   11,646,170    839,161          0   11,646,170    839,161          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
 Age 100     17,518,740  1,026,655          0   17,518,740  1,026,655          0   17,518,740  1,026,655          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------

 Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-6

--------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
        MALE ISSUE AGE: 36                           EXCEL EDGE                       $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM                   DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                    USING GUARANTEED CHARGES                 GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- ---------------------------------- ---------------------------------- ----------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      ---------------------------------- ---------------------------------- ----------------------------------
   YEAR      12% Gross    6% Gross   0% Gross   12% Gross    6% Gross   0% Gross   12% Gross    6% Gross   0% Gross
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    1           300,000    300,000    300,000        2,717      2,551      2,384        2,087      1,920      1,754
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    2           300,000    300,000    300,000        5,846      5,340      4,855        5,216      4,710      4,225
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    3           300,000    300,000    300,000        9,223      8,180      7,218        8,593      7,550      6,588
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    4           300,000    300,000    300,000       12,882     11,080      9,482       12,251     10,450      8,852
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    5           300,000    300,000    300,000       16,849     14,040     11,646       16,219     13,410     11,015
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    6           300,000    300,000    300,000       21,150     17,055     13,702       20,583     16,488     13,135
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    7           300,000    300,000    300,000       25,807     20,117     15,642       25,303     19,612     15,138
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    8           300,000    300,000    300,000       30,865     23,231     17,470       30,424     22,789     17,029
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    9           300,000    300,000    300,000       36,392     26,426     19,214       36,013     26,048     18,835
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    10          300,000    300,000    300,000       42,428     29,696     20,862       42,113     29,381     20,547
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    15          300,000    300,000    300,000       86,036     49,771     29,466       86,036     49,771     29,466
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    20          300,000    300,000    300,000      157,377     72,492     34,657      157,377     72,492     34,657
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    25          360,367    300,000    300,000      277,205     97,028     34,266      277,205     97,028     34,266
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    30          568,599    300,000    300,000      473,833    121,927     24,344      473,833    121,927     24,344
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    35          910,264    300,000          0      791,534    144,372          0      791,534    144,372          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    40        1,378,107    300,000          0    1,312,483    158,500          0    1,312,483    158,500          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    45        2,272,562    300,000          0    2,164,344    149,955          0    2,164,344    149,955          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    50        3,688,851    300,000          0    3,513,191     68,577          0    3,513,191     68,577          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    55        5,866,351          0          0    5,587,001          0          0    5,587,001          0          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    60        9,088,893          0          0    9,088,893          0          0    9,088,893          0          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
 Age 100     13,675,336          0          0   13,675,336          0          0   13,675,336          0          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-7

--------------------------------------------------------------------------------------------------------------------
                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
        MALE ISSUE AGE: 36                           EXCEL EDGE                       $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                     $3,500 ANNUAL PREMIUM                   DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                     USING CURRENT CHARGES                   GUIDELINE PREMIUM TEST
--------------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- ---------------------------------- ---------------------------------- ----------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      ---------------------------------- ---------------------------------- ----------------------------------
   YEAR      12% Gross    6% Gross   0% Gross   12% Gross    6% Gross   0% Gross   12% Gross    6% Gross   0% Gross
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    1           303,241    303,056    302,872        3,241      3,056      2,872        2,611      2,426      2,242
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    2           306,670    306,106    305,564        6,670      6,106      5,564        6,039      5,475      4,933
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    3           310,312    309,153    308,084       10,312      9,153      8,084        9,682      8,523      7,454
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    4           314,178    312,189    310,426       14,178     12,189     10,426       13,548     11,559      9,795
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    5           318,300    315,222    312,601       18,300     15,222     12,601       17,670     14,592     11,970
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    6           322,689    318,236    314,596       22,689     18,236     14,596       22,122     17,669     14,029
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    7           327,402    321,260    316,444       27,402     21,260     16,444       26,898     20,756     15,940
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    8           332,459    324,283    318,136       32,459     24,283     18,136       32,018     23,842     17,694
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    9           337,989    327,393    319,759       37,989     27,393     19,759       37,611     27,015     19,381
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    10          344,026    330,583    321,306       44,026     30,583     21,306       43,711     30,268     20,991
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    15          389,047    351,736    330,920       89,047     51,736     30,920       89,047     51,736     30,920
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    20          465,329    379,624    340,974      165,329     79,624     40,974      165,329     79,624     40,974
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    25          588,823    411,859    347,854      288,823    111,859     47,854      288,823    111,859     47,854
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    30          788,541    447,545    349,954      488,541    147,545     49,954      488,541    147,545     49,954
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    35        1,111,724    484,615    344,949      811,724    184,615     44,949      811,724    184,615     44,949
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    40        1,635,287    518,920    329,306    1,335,287    218,920     29,306    1,335,287    218,920     29,306
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    45        2,484,468    542,570          0    2,184,468    242,570          0    2,184,468    242,570          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    50        3,864,443    542,328          0    3,564,443    242,328          0    3,564,443    242,328          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    55        6,112,522    497,133          0    5,812,522    197,133          0    5,812,522    197,133          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
    60        9,794,383    379,879          0    9,494,383     79,879          0    9,494,383     79,879          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------
Age 100      14,391,906          0          0   14,091,906          0          0   14,091,906          0          0
----------- ------------ ---------- ---------- ------------ ---------- ---------- ------------ ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-8

-----------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------
                                       VARIABLE UNIVERSAL LIFE INSURANCE
-----------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                          EXCEL EDGE                      $300,000 SPECIFIED AMOUNT
       STANDARD NONTOBACCO                    $3,500 ANNUAL PREMIUM                  DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                  USING GUARANTEED CHARGES                 GUIDELINE PREMIUM TEST
-----------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                  CASH SURRENDER VALUE
----------- --------------------------------- ---------------------------------- --------------------------------
                 Assuming Hypothetical              Assuming Hypothetical             Assuming Hypothetical
                      Gross Annual                      Gross Annual                       Gross Annual
   END            Investment Return of              Investment Return of               Investment Return of
    OF      --------------------------------- --------------------------------- ---------------------------------
   YEAR      12% Gross   6% Gross   0% Gross   12% Gross   6% Gross   0% Gross   12% Gross   6% Gross   0% Gross
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    1          302,712    302,545    302,379       2,712      2,545      2,379       2,082      1,915      1,749
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    2          305,765    305,263    304,781       5,765      5,263      4,781       5,135      4,632      4,150
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    3          309,013    307,984    307,035       9,013      7,984      7,035       8,383      7,354      6,405
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    4          312,458    310,691    309,126      12,458     10,691      9,126      11,827     10,061      8,496
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    5          316,115    313,381    311,054      16,115     13,381     11,054      15,484     12,751     10,423
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    6          319,996    316,042    312,811      19,996     16,042     12,811      19,429     15,475     12,244
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    7          324,138    318,686    314,413      24,138     18,686     14,413      23,634     18,182     13,909
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    8          328,544    321,291    315,842      28,544     21,291     15,842      28,102     20,849     15,401
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    9          333,329    323,940    317,182      33,329     23,940     17,182      32,950     23,561     16,804
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    10         338,519    326,622    318,424      38,519     26,622     18,424      38,203     26,307     18,109
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    15         377,806    344,910    326,602      77,806     44,910     26,602      77,806     44,910     26,602
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    20         438,651    364,057    330,863     138,651     64,057     30,863     138,651     64,057     30,863
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    25         531,876    381,251    328,794     231,876     81,251     28,794     231,876     81,251     28,794
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    30         673,466    391,117    316,483     373,466     91,117     16,483     373,466     91,117     16,483
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    35         886,028    383,401          0     586,028     83,401          0     586,028     83,401          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    40       1,200,474    338,998          0     900,474     38,998          0     900,474     38,998          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    45       1,659,625          0          0   1,359,625          0          0   1,359,625          0          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    50       2,325,835          0          0   2,025,835          0          0   2,025,835          0          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    55       3,284,800          0          0   2,984,800          0          0   2,984,800          0          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
    60       4,675,817          0          0   4,375,817          0          0   4,375,817          0          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------
 Age 100     5,799,560          0          0   5,499,560          0          0   5,499,560          0          0
----------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ----------

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.27%, and 10.17%, respectively, during the first ten policy years, and -1.14%, 4.79%, and 10.72%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-9